SCHEDULE OF STOCK OPTION/WARRANTS ACTIVITIES (Details) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	[2]	Dec. 31, 2022	[2]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	12,134,375	[1],[2]	12,134,375	4,918,998	4,918,998		3,137,998
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares new issues	634,375
Stock price	$ 11.50
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	12,134,375
Shares new issues	11,500,000

[1]	As of December 31, 2024, there were 12,134,375 warrants issued by Pono, prior to Pono Merger, among which 11,500,000 warrants were issued through its initial public offering (“IPO”) (“Public Warrants”) and 634,375 were issued through a private placement (“Placement Warrants”). Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share at any time commencing on October 17, 2024 until October 17, 2029, or earlier upon redemption or liquidation.
[2]	The number of Warrants granted to HeartCore was updated to reflect the adjustment upon the consummation of Pono Merger.